Summary of Significant Accounting Policies (FY) (Details) $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 22, 2026 USD ($)	Mar. 04, 2026 USD ($)	Jul. 14, 2025 shares	Jan. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Marketable securities					$ 0		$ 0		$ 0	$ 39,183
Loss on disposal of property and equipment	$ 800	$ 3,200								0
Impairment of property and equipment									3,500
Impairment expenses for right of use assets					0	$ 0	0	$ 0	2,633	2,516
Other income (expense), net					451	949	1,139	2,003	3,774	5,633
Amortization of premium and discount					300	600	500	1,300	2,300	4,300
Sublease Income					$ 225	$ 363	$ 580	$ 730	$ 1,467	987
Gain (loss) on sale of tax credits										$ 300
Amount of antidilutive securities excluded from computation of earnings per share | shares							662,621	780,447	709,669	587,310
Stock split			0.05
Stock issued during period, Reverse stock splits | shares			0
Laboratory equipment and certain other assets
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment of property and equipment									$ 2,600
Laboratory equipment and certain other assets | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				$ 1,200
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share | shares							647,621	726,590	658,973	577,581
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share | shares							15,000	52,500	50,000	7,093
Employee stock purchase plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share | shares								1,357	696	2,636
Computer hardware
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful life					3 years		3 years		3 years
Office equipment
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful life					5 years		5 years		5 years
Laboratory equipment
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful life					5 years		5 years		5 years
Impairment of property and equipment									$ 2,500
Leasehold improvements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment of property and equipment									$ 900
Furniture and fixtures
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful life					7 years		7 years		7 years
Other Assets
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment of property and equipment									$ 100
Laboratory equipment and certain other assets
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment of property and equipment								$ 2,600	$ 2,600
Property and equipment and certain other assets
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment of property and equipment										$ 2,700